Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2020	2021
	RMB	RMB
Penalty payable(i)	48,021	117,590
Refundable deposits from members, current	54,999	62,947
Payable for investments and acquisitions	32,688	10,556
Payable to former shareholders of acquirees	13,782	9,958
Accrued payroll	19,062	17,397
VAT payable	15,142	5,271
Other taxes payable	3,419	5,225
Interests payable	118	308
Others	21,735	18,937
Third-party loans(ii)	53,192	43,407
Amounts reimbursable to employees	1,839	2,786
Total	263,997	294,382

(i)      This item represents penalty for early termination of lease and overdue rent.

(ii)     This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.